UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Suncoast Equity Management
Address:
5550 W Executive Dr

Suite 320

Tampa, FL 33609

13F File Number:
28-11066
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Sean Wright

Title:
Director of Operations

Phone:
813-963-0502

Sean Wright
Tampa, Fl
August 6, 2010




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
0
Form 13F Information Table Value Total:
0


List of Other Included Managers:





No.  13F File Number
Name



	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL SOLE
------------------------------ --------------   --------- -------- -------- --- ---- ----
GOOGLE                         COM              38259P508     3787     8512 SH       SOLE
GILEAD SCI                     COM              375558103     2031    59255 SH       SOLE
APPLE INC                      COM              037833100     3282    13050 SH       SOLE
BERKSHIRE HATHAWAY B           COM              084670207     6100    76140 SH       SOLE
COLGATE PALMOLIVE              COM              194162103     4601    58419 SH       SOLE
VISA INC                       COM              92826C839     1843    26060 SH       SOLE
HEWLETT PACK                   COM		428236103     4841   111862 SH       SOLE
BAXTER INT                     COM              071813109       72     1780 SH       SOLE
HARRIS CORP                    COM              413875105     3184    76462 SH       SOLE
GENERAL DYNAMICS               COM              369550108     3049    52069 SH       SOLE
ABBOTT LABS                    COM              002824100     2408    51481 SH       SOLE
MICROSOFT                      COM              594918104     4207   182873 SH       SOLE
PATTERSON INC                  COM              703395103     1703    59711 SH       SOLE
GRAINGER                       COM              384802104     1898    19087 SH       SOLE
ST JUDE 14                     NOTE             790849AE3       58    55000 PRN      SOLE
VARIAN MED 		       COM              92220P105     1784    34125 SH       SOLE
AUTO DATA PROC                 COM              053015103     3940    97888 SH       SOLE
BECTON DICKINSON               COM              075887109     2504    37041 SH       SOLE
PEPSICO INC                    COM              713448108     4681    76804 SH       SOLE
NIKE CL B                      COM              654106103     2885    42720 SH       SOLE
AMERICA MOVIL                  COM              02364W105       81     1715 SH       SOLE
CHECK POINT                    COM	        M22465104     2953   100185 SH       SOLE
MCKESSON CORP                  COM              58155Q103     3530    52573 SH       SOLE
LAB CORP OF AMERICA            COM              50540R409      110     1463 SH       SOLE
ACCENTURE LTD                  COM              G1151C101     2678    69292 SH       SOLE
COCA COLA                      COM              191216100      121     2427 SH       SOLE
COMCAST CORP                   COM              20030N101        8      485 SH       SOLE
NOVO NORD                      COM              670100205     2028    25040 SH       SOLE
HEINEKEN NV ADR                COM              423012202       77     3613 SH       SOLE
JOHNSON & JOHNSON              COM              478160104       69     1172 SH       SOLE
3M CORP                        COM              88579Y101      157     1992 SH       SOLE
BERKSHIRE 13                   NOTE             084664BD2       68    63000 PRN      SOLE
TUPPERWARE                     COM              899896104       58     1475 SH       SOLE
ST JUDE MED                    COM              790849103       64     1775 SH       SOLE
TOTAL SYSTEM SERVICES          COM              891906109       45     3328 SH       SOLE
WAL-MART STORES                COM              931142103       67     1413 SH       SOLE
KRAFT FOODS 17                 NOTE             50075NAS3       52    45000 PRN      SOLE
KRAFT FOODS 11                 NOTE             50075NAB0       36    35000 PRN      SOLE
PEPSICO 12                     NOTE             713448BF4       89    83000 PRN      SOLE
PACCAR 14                      NOTE             69373UAA5       23    20000 PRN      SOLE
PHILLIP MORRIS 13              NOTE             718172AB5        6     6000 PRN      SOLE
WAL-MART STORES 13             NOTE             931142AS2       71    61000 PRN      SOLE
AMERICAN EXPRESS 13            NOTE             025816AQ2       31    29000 PRN      SOLE
ABBOTT LABS 14                 NOTE             002824AQ3       62    57000 PRN      SOLE
FED NATL MTG 14                NOTE             31359MWJ8       83    75000 PRN      SOLE
US T NOTE TIPS                 NOTE             912828GD6       41    35000 PRN      SOLE